Fair Value Measurements - Summary of Changes in Fair Value (Details) - Level 3	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Initial fair value of warrant liability upon modification	$ 6,000,476
Change in fair value	(956,035)
Fair value as of December 31, 2021	$ 5,044,441